SUBSEQUENT EVENT (Details Narrative) - USD ($)	Jul. 14, 2026	Jun. 25, 2026	May 07, 2026	Apr. 21, 2026	Jul. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Apr. 21, 2023
Common Class A [Member]
Subsequent Event [Line Items]
Common stock share issued						545,512	465,110	55,762
Common stock share outstanding						545,512	465,110
Subsequent Event [Member]
Subsequent Event [Line Items]
Total consideration of approximate value				$ 10,800,000
Aggregate gross sales price		$ 6,355,771
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Total consideration of approximate value	$ 20,000,000
Share issued			2,220,166
Common stock share issued					33,846,647
Common stock share outstanding					6,769,330
YATOP Group Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity ownership percentage				18.00%
Strategic Investment Intent with River Bit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity ownership percentage	10.00%